Provisions and Contingent Liabilities - Summary Of Other Provisions (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	R$ 15,193	R$ 17,474	R$ 11,843	R$ 5,334
Judicial deposits	18,403	14,850
Tax contingencies [member]
Disclosure of other provisions [line items]
Other provisions	9,878	9,392
Civil contingencies [member]
Disclosure of other provisions [line items]
Other provisions	2,673	5,610
Labor contingencies [member]
Disclosure of other provisions [line items]
Other provisions	R$ 2,642	R$ 2,472